PGIM Floating Rate Income Fund Expense Example, No Redemption - PGIM Floating Rate Income Fund	Feb. 28, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 326
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	1,538
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	1,005
Expense Example, No Redemption, 10 Years	1,990
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	269
Expense Example, No Redemption, 5 Years	476
Expense Example, No Redemption, 10 Years	1,073
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	$ 949